Cover	Nov. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2023
Entity File Number	000-32361
Entity Registrant Name	YUMMIES, INC.
Entity Central Index Key	0001073748
Entity Tax Identification Number	87-0615629
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6F., No. 516, Sec. 1
Entity Address, Address Line Two	Neihu Road
Entity Address, Address Line Three	Neihu District
Entity Address, City or Town	Taipei City
Entity Address, Country	TW
Entity Address, Postal Zip Code	114
City Area Code	+88
Local Phone Number	6287511886
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false